Investments in Associates and Joint Ventures - Investments in Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Investments in joint ventures	$ 1,492	$ 1,471	$ 1,428
Statement of profit or loss
Amortisation of tangible and intangible assets	630	823	809
Finance costs and unwinding of obligations	(178)	(169)	(180)
Interest income	17	15	22
Taxation	(128)	(108)	(189)
Profit (loss) for the year	150	(171)	80
Total comprehensive income (loss)	9	(17)	267
Statement of financial position
Non-current assets	5,416	5,726	5,987
Cash and cash equivalents	329	205	215	$ 484
Total assets	6,643	7,219	7,153
Total liabilities	$ 3,949	$ 4,515	$ 4,399
KibaliJerseyLimited
Disclosure of joint ventures [line items]
Ownership interest in joint venture	50.00%
Kibali
Disclosure of joint ventures [line items]
Ownership interest in joint venture	45.00%	45.00%	45.00%
Investments in joint ventures	$ 1,439	$ 1,423	$ 1,400
Statement of profit or loss
Revenue	1,098	755	709
Other operating costs and expenses	(539)	(530)	(471)
Amortisation of tangible and intangible assets	(330)	(264)	(211)
Finance costs and unwinding of obligations	(4)	(5)	(5)
Interest income	3	4	5
Taxation	(16)	54	23
Profit (loss) for the year	212	14	50
Total comprehensive income (loss)	212	14	50
Dividends received from joint venture (attributable)	89	0	30
Statement of financial position
Non-current assets	2,659	2,834	2,805
Current assets	205	166	179
Cash and cash equivalents	124	3	19
Total assets	2,988	3,003	3,003
Non-current financial liabilities	29	41	47
Other non-current liabilities	24	23	32
Current financial liabilities	11	7	10
Other current liabilities	64	107	133
Total liabilities	128	178	222
Net assets	2,860	2,825	2,781
Immaterial joint ventures
Disclosure of joint ventures [line items]
Investments in joint ventures	53	48	28
Statement of profit or loss
Revenue	112	113	114
Other operating costs and expenses	(92)	(94)	(95)
Amortisation of tangible and intangible assets	(15)	(16)	(18)
Taxation	(2)	(2)	(3)
Profit (loss) for the year	3	1	(2)
Total comprehensive income (loss)	3	1	(2)
Sadiola (note 8)
Disclosure of joint ventures [line items]
Reversal (impairment) of investments in joint ventures	14	2	11
Morila
Disclosure of joint ventures [line items]
Cumulative unrecognised share of losses of the joint ventures:	8	7	9
Yatela
Disclosure of joint ventures [line items]
Cumulative unrecognised share of losses of the joint ventures:	3	2	3
Entity's Share Of Net Assets For Joint Ventures [Member] | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures	1,430	1,413	1,391
Entity's Share Other For Joint Ventures [Member] | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures	$ 9	$ 10	$ 9